Share-based Compensation (Share Options, June 2008 Scheme) (Details)	12 Months Ended
Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum percentage of ordinary shares in issue upon exercise of all outstanding options granted and yet to be exercised	30.00%
Share Option Scheme, June 2008 Scheme [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum percentage of ordinary shares in issue on effective date of option scheme ("Limit")	10.00%
Maximum percentage of ordinary shares in issue on effective date of limit as refreshed ("Refreshed Limit")	10.00%
Maximum number of additional options authorized to grant	31,410,107
Share options, expiration period (in years)	10 years
Award vesting period	4 years